Note 11 - Merger Agreement with Palvella Therapeutics, Inc. (Details Textual)	Jul. 23, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2016 $ / shares
Pieris Pharmaceutical Stockholders [Member] | Pieris Pharmaceuticals, Inc. [Member]
Ownership Percentage		18.00%
Pieris Pharmaceuticals, Inc. [Member] | Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	2,592,585
Class of Warrant or Right, Exercise Price, Subtracted Amount From Purchase Price, Per Share	$ 0.001
Class of Warrant or Right, Maximum Beneficial Percentage Ownership If Exercised	4.99%
Class of Warrant or Right, Maximum Percentage of Shares Outstanding if Exercised	9.99%
Class of Warrant or Right, Maximum Percentage Beneficial Ownership With Notice	19.99%
Pieris Pharmaceuticals, Inc. [Member] | Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	3,154,241
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 13.7299		$ 2.015
Shares Issued, Price Per Share, Multiplier	0.315478
Proceeds from Issuance or Sale of Equity	$ 78,900,000
Pieris Pharmaceuticals, Inc. [Member] | Palvella [Member]
Contingency, Termination Fee Payable		$ 1,000,000
Contingency, Termination Fee, Receivable		$ 2,000,000
Pavella Stockholders [Member] | Pieris Pharmaceuticals, Inc. [Member]
Ownership Percentage		82.00%
Palvella Merger [Member] | Palvella [Member]
Company Valuation	95,000,000
Palvella Merger [Member] | Pieris Pharmaceutical Stockholders [Member]
Company Valuation	21,000,000
Palvella Merger [Member] | Pieris Pharmaceuticals, Inc. [Member]
Merger, Cash Threshold	$ 11,000,000